Leases	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leases
10.
Leases

Group as a Lessee

We have lease contracts for various items of sites, buildings, leased circuits and poles used in our operations. We considered in the lease term the non-cancellable period of the lease together with the periods covered by an option to extend and option to terminate the lease.

Our consolidated estimated useful lives of ROU assets as at December 31, 2024 are as follows:

Sites	1 – 30 years
International leased circuits(1)	1 – 19 years
Poles	1 – 12 years
Domestic leased circuits(2)	2 – 10 years
Office buildings	1 – 25 years
Co-located sites(3)	2 – 11 years

(1)
As at December 31, 2023, the estimated useful life ranges from 2-20 years.
(2)
As at December 31, 2023, the estimated useful life ranges from 1-10 years.
(3)
As at December 31, 2023, the estimated useful life ranges from 3-11 years.

Our consolidated roll forward analysis of ROU assets as at December 31, 2024 and 2023 are as follows:

	Sites	International Leased Circuits	Poles	Domestic Leased Circuits	Office Buildings	Co-located Sites	Total
	(in million pesos)
December 31, 2024
Costs:
Balances at beginning of the year	38,461	4,305	3,364	2,001	1,144	53	49,328
Additions (Note 28)	8,683	1,546	4,273	763	334	8	15,607
Asset retirement obligation	571	—	—	—	5	—	576
Modifications	(1,180)	266	173	135	27	—	(579)
Terminations	(2,350)	(1,062)	(2,474)	(262)	(209)	—	(6,357)
Reclassification to ROU assets classified as held-for-sale	(138)	—	—	—	—	—	(138)
Balances at end of the year	44,047	5,055	5,336	2,637	1,301	61	58,437

Accumulated depreciation and amortization:
Balances at beginning of the year	(7,599)	(3,298)	(3,156)	(1,632)	(887)	(39)	(16,611)
Modifications	108	(12)	(3)	(75)	(20)	—	(2)
Terminations	361	1,028	2,474	262	192	—	4,317
Depreciation (Note 3)	(4,763)	(828)	(1,054)	(365)	(295)	(10)	(7,315)
Reclassification to ROU assets classified as held-for-sale	285	—	—	—	—	—	285
Balances at end of the year	(11,608)	(3,110)	(1,739)	(1,810)	(1,010)	(49)	(19,326)
Net book value as at December 31, 2024	32,439	1,945	3,597	827	291	12	39,111

December 31, 2023
Costs:
Balances at beginning of the year	29,535	4,259	4,179	2,436	1,420	15	41,844
Additions (Note 28)	14,942	341	66	99	255	56	15,759
Asset retirement obligation	93	—	—	—	(26)	—	67
Modifications	(35)	(46)	(851)	(326)	(149)	(18)	(1,425)
Terminations	(3,566)	(249)	(30)	(208)	(356)	—	(4,409)
Reclassification to ROU assets classified as held-for-sale	(2,508)	—	—	—	—	—	(2,508)
Balances at end of the year	38,461	4,305	3,364	2,001	1,144	53	49,328

Accumulated depreciation and amortization:
Balances at beginning of the year	(5,415)	(2,696)	(2,504)	(1,370)	(987)	(9)	(12,981)
Modifications	23	—	278	147	236	6	690
Charge from asset retirement obligation	16	—	—	—	17	—	33
Terminations	1,163	220	10	208	198	—	1,799
Depreciation from continuing operations (Notes 2 and 3)	(4,151)	(822)	(940)	(617)	(332)	(36)	(6,898)
Depreciation from discontinued operations (Notes 2 and 3)	—	—	—	—	(19)	—	(19)
Reclassification to ROU assets classified as held-for-sale	765	—	—	—	—	—	765
Balances at end of the year	(7,599)	(3,298)	(3,156)	(1,632)	(887)	(39)	(16,611)
Net book value as at December 31, 2023	30,862	1,007	208	369	257	14	32,717

The following amounts are recognized in our consolidated income statements for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
	(in million pesos)
Depreciation expense of ROU assets from continuing operations	7,315	6,898	5,661
Depreciation expense of ROU assets from discontinued operations	—	19	55
Interest expense on lease liabilities from continuing operations	3,935	3,266	2,057
Interest expense on lease liabilities discontinued operations	—	2	7
Variable lease payments (included in general and administrative expenses) from continuing operations	829	656	589
Variable lease payments (included in general and administrative expenses) from discontinued operations	—	(2)	—
Expenses relating to short-term leases (included in general and administrative expenses)	569	714	1,440
Expenses relating to leases of low-value assets (included in general and administrative expenses)	—	2	2
Total amount recognized in consolidated income statements	12,648	11,555	9,811

Our consolidated roll forward analysis of lease liabilities as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Balances at beginning of the year	47,546	42,435
Additions (Note 28)	15,607	15,759
Accretion on lease liabilities from continuing operations (Note 5)	3,935	3,266
Accretion on lease liabilities from discontinued operations	—	2
Reclassification to lease liabilities classified as held-for-sale	(87)	(1,503)
Foreign exchange gains – net	100	1
Lease modifications	(121)	(933)
Termination	(863)	(774)
Settlement of obligations	(12,079)	(10,707)
Balances at end of the year (Notes 3 and 28)	54,038	47,546
Less current portion of lease liabilities (Note 27)	7,335	5,921
Noncurrent portion of lease liabilities (Note 27)	46,703	41,625

We had total cash outflows for leases of Php12,079 million, Php10,707 million and Php8,331 million for the years ended December 31, 2024, 2023 and 2022, respectively. We had non-cash additions to ROU assets of Php15,607 million and Php15,759 million and lease liabilities of Php15,607 million and Php15,759 million both as at December 31, 2024 and 2023, respectively. The future cash outflows relating to leases that have not yet commenced are disclosed in Note 28 – Notes to the Statements of Cash Flows.

We have entered into several lease contracts that include automatic extension and termination options. These options are negotiated by us to provide flexibility in managing the leased-asset portfolio and align with our business needs. However, in some of these lease contracts, we did not impute the renewal period in our assessment of the lease terms of these contracts since said renewal period is not yet reasonably estimable at the time of transition or commencement date of the lease. See Note 3 – Managements Use of Accounting Judgments, Estimates and Assumptions – Determining the lease term of contracts with renewal and termination options – Company as a Lessee.

As disclosed in Note 9 – Property and Equipment, on the sale and leaseback of telecom towers, Smart and DMPI signed Sale and Purchase Agreements with the TowerCos in connection with the sale of 7,569 telecom towers and related passive telecom infrastructure, with the concurrent execution of MSAs with the TowerCos where Smart has agreed to lease back the towers sold in the transaction for a period of 10 years.

In 2022, 2023 and 2024, the MSAs covering the leaseback arrangements of 4,665, 1,705 and 356 telecom towers, respectively, became effective. As a result, we recognized cumulative lease liability of Php40,262 million and cumulative ROU assets of Php24,861 million as at December 31, 2024. The difference between lease liability and ROU assets represents the rights retained by the PLDT Group over the telecom assets leased back from the tower companies.

Including the related accounts on Unity and Frontier, the ROU assets relating to leasehold land with net book value of Php1,954 million and Php1,844 million, and the related lease liabilities amounting to Php1,615 million and Php1,779 million were respectively reclassified as “Assets classified as held-for-sale” under current assets and “Liabilities associated with assets classified as held-for-sale” under current liabilities in our consolidated statement of financial position as at December 31, 2024 and 2023, respectively.

Common Tower Pilot, or CTP, Program

The CTP Program, established by Smart in January 2020, in partnership with several TowerCos duly-accredited by the Department of Information and Communications Technology aims to accelerate new site roll-outs and reduce upfront the capital expenditures spending.

Under the MSAs, TowerCos will handle site acquisition and permitting, site development works, construction and permanent electrification of the towers. Effective 30 days after the sites are Ready For Telecommunication Installation, or RFTI, Smart will be liable to settle a monthly fixed fee covering rental and maintenance costs for a contract term of 15 years. The monthly fee will be subject to agreed escalation rates with TowerCos. As anchor tenant, Smart will also be entitled to colocation discounts when additional tenants come on board.

Upon launching of the program, the original CTP commitment covered 200 sites. This was ultimately increased to 464 BTS sites. As at December 31, 2024, Smart has issued service orders, or SOs, corresponding to 457 BTS sites.

As at December 31, 2024 and 2023, 422 BTS sites out of 430 BTS and 236 BTS sites out of 388 BTS sites, respectively, are ready for service. These BTS sites are all classified as RFTI.

Group as a Lessor

We have entered into operating leases on our investment property portfolio consisting of certain office buildings and business offices. See Note 13 – Investment Properties. These leases have a term of five years. All leases include a clause to enable upward revision of the rental charge on an annual basis according to prevailing market conditions. The lessee is also required to provide a residual guarantee on the properties. Rental income recognized by us amounted to Php59 million, Php57 million and Php51 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Future minimum rentals receivable under non-cancellable operating leases expected within one year amounted to Php62 million and Php59 million and after one year but not more than five years amounted to Php62 million and Php125 million both as at December 31, 2024 and 2023, respectively.